Investments in Associates and Joint Ventures - Schedule of Movement of Investments in Associates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial information of associates [abstract]
Opening balance	S/ 28,875	S/ 250,282	S/ 250,053
Contributions received			(30)
Equity interest in results	(1,635)	(220,993)	(5,308)
Decrease in capital			5,616
Impairment of Investment	(38)	(374)
Conversion adjustment	44	(40)	(49)
Final balance	S/ 27,246	S/ 28,875	S/ 250,282